CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended	12 Months Ended	18 Months Ended	21 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013
Operating expenses:
Research and development	$ 596	$ 508	$ 216	$ 1,827	$ 2,043	$ 2,639
General and administrative	205	202	135	684	819	1,024
Total operating expenses	801	710	351	2,511	2,862	3,663
Financial expenses (income), net	(59)	2,114	1,050	(648)	402	343
Net loss	742	2,824	1,401	1,863	3,264	4,006
Net loss per share:
Basic net loss per share	$ 0.02	$ 0.06	$ (0.04)	$ (0.04)
Diluted net loss per share	$ 0.02	$ 0.06	$ (0.04)	$ (0.06)
Weighted average number of shares of Common Stock used in computing net loss per share	46,985,517	46,985,517	38,349,843	46,985,517
Weighted average number of shares of Common Stock used in computing diluted net loss per share	49,145,619	46,985,517	38,349,843	49,145,618
Unrealized loss (income) from investment in Parent Company, net	(63)	117	44	(44)	0	(63)
Comprehensive loss	$ 679	$ 2,941	$ 1,445	$ 1,819	$ 3,264	$ 3,943